Restatement - Consolidated statement of cash flow (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 10, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss		€ (25,517)	€ (18,946)	€ (13,987)
Amortization and depreciation of intangible and tangible assets		280	262	227
Additions of provisions, net of reversals		34	(33)	108
Expenses associated with share-based payments		785	63	287
Change in deferred tax			(80)	(72)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders' equity			445
Conversion settled with cash payment			301
Changes in fair value of convertible notes		10,080	1,867
Interests on investment accounts		(1)	(4)	(9)
Financial indemnity, net, NEGMA		(34)
Amortized cost of non-convertible bonds		189	328	54
Operating cash flows before change in working capital requirements		(13,104)	(14,718)	(13,268)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)		(3,361)	333	(1,211)
Cash flows used in operating activities		(9,743)	(15,051)	(12,057)
Cash flows used in investing activities		(12,713)	(278)	(104)
Cash flows from financing activities
Proceeds from share capital increase, net of NEGMA indemnity		23,486
Costs paid in relation to equity transactions		(3,496)		(286)
Net financial indemnity received from (paid to) NEGMA		34
Subscription of warrants (BSA)	€ 162	271
Exercise of warrants (BSA) and founders' warrants (BSPCE)		862
Proceeds from research tax credit prefinancing, net of guarantee deposit		1,964	4,355
Reimbursement of the prefinanced CIR receivables		(4,589)
Proceeds from conditional advances, net of repayment		(136)	73	329
Financial interest paid		(628)	(1,080)	(135)
Conversion settled with cash payment			(301)
Net proceeds from the issuance of convertible notes and non-convertible bonds		8,730	6,920	7,260
Repayment of non-convertible bonds		(3,214)	(2,292)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(453)	(350)	(305)
Repayment of obligations under finance lease			(47)	(47)
Change in short-term bank overdrafts		(15)		8
Cash flows from financing activities		21,953	7,278	6,771
Net effect of exchange rate changes on cash and cash equivalents		13	(18)	(61)
Increase (decrease) in cash and cash equivalents		(490)	(8,069)	(5,451)
Cash and cash equivalents at the beginning of the period		6,337	14,406	19,857
Cash and cash equivalents at the end of the period		5,847	6,337	14,406
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss		(17,054)	(17,788)
Amortization and depreciation of intangible and tangible assets		280	262
Additions of provisions, net of reversals		1,428	(33)
Expenses associated with share-based payments		785	63
Change in deferred tax			(28)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders' equity			445
Financial interest and conversion settled with cash payment		118	1,080
Changes in fair value of convertible notes		(2,831)	(726)
Interests on investment accounts		(1)	(4)
Unwinding of conditional advances		65	62
Financial indemnity, net, NEGMA		(34)
Amortized cost of non-convertible bonds		4,374
Amortized cost of convertible and non-convertible bonds			1,729
Operating cash flows before change in working capital requirements		(12,871)	(14,939)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)		(3,007)	333
Cash flows used in operating activities		(9,864)	(15,272)
Cash flows used in investing activities		(12,713)	(278)
Cash flows from financing activities
Proceeds from share capital increase, net of NEGMA indemnity		23,486
Costs paid in relation to equity transactions		(3,496)
Net financial indemnity received from (paid to) NEGMA		34
Subscription of warrants (BSA)		271
Exercise of warrants (BSA) and founders' warrants (BSPCE)		862
Proceeds from research tax credit prefinancing, net of guarantee deposit		1,964	4,355
Reimbursement of the prefinanced CIR receivables		(4,589)
Proceeds from conditional advances, net of repayment		(136)	73
Financial interest paid		(908)	(1,080)
Net proceeds from the issuance of convertible notes and non-convertible bonds		9,000	6,840
Repayment of non-convertible bonds		(3,964)	(2,292)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(435)	(350)
Repayment of obligations under finance lease			(47)
Change in short-term bank overdrafts		(15)
Cash flows from financing activities		22,074	7,500
Net effect of exchange rate changes on cash and cash equivalents		13	(18)
Increase (decrease) in cash and cash equivalents		(490)	(8,069)
Cash and cash equivalents at the beginning of the period		6,337	14,406
Cash and cash equivalents at the end of the period		5,847	6,337	14,406
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss		(8,463)	(1,158)
Additions of provisions, net of reversals		(1,394)
Change in deferred tax			(52)
Financial interest and conversion settled with cash payment		510
Conversion settled with cash payment			301
Changes in fair value of convertible notes		12,911	2,592
Unwinding of conditional advances		387	(62)
Amortized cost of non-convertible bonds		(4,185)
Amortized cost of convertible and non-convertible bonds			(1,401)
Operating cash flows before change in working capital requirements		(233)	221
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)		(354)
Cash flows used in operating activities		121	220
Cash flows from financing activities
Financial interest paid		280
Conversion settled with cash payment			(301)
Net proceeds from the issuance of convertible notes and non-convertible bonds		(270)	80
Repayment of non-convertible bonds		750
Repayment of convertible notes		(863)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(18)
Cash flows from financing activities		(121)	(220)
As restated
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss		(25,517)	(18,946)
Amortization and depreciation of intangible and tangible assets		280	262
Additions of provisions, net of reversals		34	(33)
Expenses associated with share-based payments		785	63
Change in deferred tax			(80)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders' equity			445
Financial interest and conversion settled with cash payment		628	1,080
Conversion settled with cash payment			301
Changes in fair value of convertible notes		10,080	1,867
Interests on investment accounts		(1)	(4)
Unwinding of conditional advances		452
Financial indemnity, net, NEGMA		(34)
Amortized cost of non-convertible bonds		189
Amortized cost of convertible and non-convertible bonds			328
Operating cash flows before change in working capital requirements		(13,720)	(14,718)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)		(3,361)	333
Cash flows used in operating activities		(9,743)	(15,051)
Cash flows used in investing activities		(12,713)	(278)
Cash flows from financing activities
Proceeds from share capital increase, net of NEGMA indemnity		23,486
Costs paid in relation to equity transactions		(3,496)
Net financial indemnity received from (paid to) NEGMA		34
Subscription of warrants (BSA)		271
Exercise of warrants (BSA) and founders' warrants (BSPCE)		862
Proceeds from research tax credit prefinancing, net of guarantee deposit		1,964	4,355
Reimbursement of the prefinanced CIR receivables		(4,589)
Proceeds from conditional advances, net of repayment		(136)	73
Financial interest paid		(628)	(1,080)
Conversion settled with cash payment			(301)
Net proceeds from the issuance of convertible notes and non-convertible bonds		8,730	6,920
Repayment of non-convertible bonds		(3,214)	(2,292)
Repayment of convertible notes		(863)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(453)	(350)
Repayment of obligations under finance lease			(47)
Change in short-term bank overdrafts		(15)
Cash flows from financing activities		21,953	7,280
Net effect of exchange rate changes on cash and cash equivalents		13	(18)
Increase (decrease) in cash and cash equivalents		(490)	(8,069)
Cash and cash equivalents at the beginning of the period		6,337	14,406
Cash and cash equivalents at the end of the period		€ 5,847	€ 6,337	€ 14,406